Segment Information - Summary of Operating Segments Disclosures - Consolidated Balance Sheet Data (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	€ 690	€ 1,163	€ 1,248
Derivative financial instruments (current and non-current)	82	45
Cash and cash equivalents	3,755	2,346
Assets	37,310	35,173
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	9,014	9,316
Derivative financial instruments (current and non-current)	17	59
Liabilities	19,830	18,619
Operating segments [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	32,684	31,510
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	7,958	6,592
Operating segments [member] | Americas Materials [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	14,608	13,798
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	2,642	2,063
Operating segments [member] | Europe materials [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	11,669	10,509
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	3,441	2,787
Operating segments [member] | Building Products [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	6,407	7,203
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	1,875	1,742
Material reconciling items [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	690	1,163
Other financial assets	12	23
Derivative financial instruments (current and non-current)	82	45
Income tax assets (current and deferred)	87	86
Cash and cash equivalents	3,755	2,346
Assets	37,310	35,173
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	9,014	9,316
Derivative financial instruments (current and non-current)	17	59
Income tax liabilities (current and deferred)	2,841	2,652
Liabilities	€ 19,830	€ 18,619